S000039473 [Member] Expense Example - Sit Quality Income Fund	Mar. 31, 2025 USD ($)
Sit Quality Income Fund - Class S
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 83
Expense Example, with Redemption, 3 Years	279
Expense Example, with Redemption, 5 Years	492
Expense Example, with Redemption, 10 Years	1,103
Sit Quality Income Fund - Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	5,740
Expense Example, with Redemption, 3 Years	19,956
Expense Example, with Redemption, 5 Years	35,431
Expense Example, with Redemption, 10 Years	$ 80,383